Employee Benefit Plans	12 Months Ended
Feb. 26, 2012
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 14 — EMPLOYEE BENEFIT PLANS

The Company has a benefit plan available to all United States employees, which qualifies as a defined contribution plan under Section 401(k) of the Internal Revenue Code. Employees may contribute to the plan from 2% to 25% of their salary on a pre-tax basis, subject to certain statutory limitations. In March 2011 the Company reinstated its 401(k) matching program effective January 2011. The Company matches 25% of the first 4% of the employee’s pre-tax contributions. Contributions are invested at the direction of the employee in one or more investment funds. The Company recorded expense of $429, $0 and $0 during fiscal 2012, 2011 and 2010, respectively. The fiscal 2012 expense is for the time period of January 2011 through February 2012 relating to this plan. Employees in several countries outside of the U.S. are covered by defined benefit and defined contribution plans in accordance with applicable government regulations and local practices. Expenses attributable to these plans were $588, $518 and $680 during fiscal 2012, 2011 and 2010 respectively. At the end of fiscal 2012, the Company had $47 in short term liabilities relating to pension related to an employee terminating within the next year.